UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5034

Salomon Funds Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SALOMON FUNDS TRUST

NATIONAL TAX FREE BOND FUND

CALIFORNIA TAX FREE BOND FUND

NEW YORK TAX FREE BOND FUND

MID CAP FUND

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.6%
California - 11.2%
$500,000	AAA	California State Department of Water Resources & Power Supply Revenue, Series A, MBIA/IBC-Insured, Call 5/1/12 @ 101, 6.000% due 5/1/15 (a)	$565,725
1,000,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/17	1,045,340
1,000,000	AAA	Calleguas Las Virgines, CA, Public Financing Authority Revenue, Refunding Bonds, Calleguas Municipal Water District, Series B, MBIA-Insured, 5.250% due 7/1/17	1,082,400
450,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	482,166
1,250,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004, FSA-Insured, 5.000% due 8/1/29	1,295,537

		Total California	4,471,168

Colorado - 7.2%
500,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care, Series F, 5.000% due 3/1/25	501,760
500,000	AAA	Pueblo County, CO, School District Number 60, GO, FGIC-Insured, 5.250% due 12/15/20	533,035
1,680,000	Aaa(b)	Summit County, CO, School District Number RE1 Summit, GO, Series B, FSA-Insured, 5.250% due 12/1/16	1,832,275

		Total Colorado	2,867,070

Florida - 14.9%
2,000,000	AAA	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, MBIA-Insured, 5.250% due 10/1/21	2,147,020
2,000,000	AAA	Lee County, FL, AMBAC-Insured, 5.250% due 10/1/24	2,131,120
		Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
250,000	AAA	Series A, FGIC-Insured, 5.550% due 10/1/13 (c)	266,913
300,000	AAA	Series B, MBIA-Insured, 5.250% due 10/1/17 (c)	316,314
		Orlando, FL, Utilities Commission Water & Electricity Revenue, Refunding Bonds, Series C:
630,000	AA	5.250% due 10/1/21	669,803
400,000	AA	5.250% due 10/1/23	423,872

		Total Florida	5,955,042

Illinois - 9.5%
1,250,000	AAA	Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (c)	1,364,712
1,500,000	AAA	Illinois State, GO, First Series, FGIC-Insured, 6.100% due 1/1/20	1,618,545
750,000	Aaa(b)	Will County, IL, GO, Community Consolidated School District Number 30-C, Troy Township, Series B, FSA-Insured, 5.250% due 2/1/20	805,103

		Total Illinois	3,788,360

Indiana - 4.8%
250,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	258,090
1,550,000	AAA	Indiana Transportation Finance Authority Highway Revenue, Series A, FGIC-Insured, 5.250% due 6/1/29	1,649,200

		Total Indiana	1,907,290

Iowa - 0.2%
60,000	AAA	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	61,888

Kentucky - 2.8%
750,000	AAA	Kenton County, KY, Airport Board Revenue, Refunding Bonds, Cincinnati/Northern Kentucky, Series A, MBIA-Insured, 5.625% due 3/1/15 (c)	804,945

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kentucky (continued)
$300,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority, Airport Systems Revenue, Series A, FSA-Insured, 5.750% due 7/1/17 (c)	$322,590

		Total Kentucky	1,127,535

Massachusetts - 2.0%
260,000	Aaa(b)	Lawrence, MA, GO, State Qualified, MBIA-Insured, 5.250% due 3/15/18	278,606
500,000	AAA	Massachusetts State, GO, Consolidated Loan, Series D, FSA-Insured, 5.000% due 12/1/19 (d)	533,235

		Total Massachusetts	811,841

Mississippi - 3.2%
25,000	A(e)	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050% due 9/1/07 (c)	25,042
1,235,000	AA	Mississippi State, GO, Port Improvement, Series 16, 5.000% due 9/1/17 (c)	1,256,489

		Total Mississippi	1,281,531

New Hampshire - 2.7%
1,000,000	AAA	New Hampshire HEFA Revenue, University Systems of New Hampshire, AMBAC-Insured, 5.375% due 7/1/20	1,077,830

New Jersey - 4.1%
		New Jersey EDA, Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured:
500,000	AAA	5.250% due 7/1/16	538,740
750,000	AAA	5.250% due 7/1/17	807,562
280,000	AAA	Passaic Valley, NJ, Sewage Commissioners, Sewer System, Series D, AMBAC-Insured, 5.750% due 12/1/07 (d)	289,806

		Total New Jersey	1,636,108

New Mexico - 1.3%
500,000	AAA	New Mexico Finance Authority State Transportation Revenue, Senior Lien, Series A, MBIA-Insured, 5.250% due 6/15/23	537,125

New York - 16.5%
1,800,000	AAA	Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	1,971,828
		New York City, NY, GO:
500,000	A+	Series A, 5.750% due 8/1/16	546,670
750,000	AAA	Series D, FSA-Insured, 5.000% due 11/1/17	792,240
265,000	AAA	New York City, NY, TFA Revenue, Future Tax Secured, Series B, Call 5/15/10 @ 101, 6.125% due 11/15/14 (a)	292,420
250,000	AA-	New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (a)	274,905
1,750,000	AAA	New York State Thruway Authority, State Personal Income Tax Revenue, Series A, Call 3/15/12 @ 100, 5.500% due 3/15/20 (a)	1,910,825
750,000	AA-	Triborough Bridge & Tunnel Authority Revenues, Refunding Bonds, Series B, 5.250% due 11/15/16	805,762

		Total New York	6,594,650

Oregon - 5.4%
		Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	AA	5.250% due 10/1/16	1,079,510
1,000,000	AA	5.250% due 10/1/20	1,069,170

		Total Oregon	2,148,680

Texas - 7.4%
500,000	AAA	Austin, TX, Airport System Revenue, Refunding, Prior Lien, MBIA-Insured, 5.250% due 11/15/17	534,210
1,100,000	AAA	Hidalgo County, TX, GO, Certificates of Obligation, FGIC-Insured, 5.500% due 8/15/16	1,195,667

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$85,000	AAA	Houston, TX, GO, Refunding Bonds, Public Improvement, FSA-Insured, 5.750% due 3/1/17	$91,448
1,000,000	AAA	Keller, TX, GO, ISD, Refunding Bonds, 5.250% due 8/15/22	1,056,270
55,000	AAA	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	59,818

		Total Texas	2,937,413

Washington - 3.4%
750,000	AAA	Energy Northwest Washington Electric Revenue, Refunding Bonds, Columbia Generating Station, Series A, FSA-Insured, 5.500% due 7/1/16	808,373
500,000	AAA	Snohomish County, WA, School District Number 2, Everett, GO, FSA-Insured, 5.500% due 12/1/16	542,525

		Total Washington	1,350,898

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $38,434,034)	38,554,429

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.5%
Missouri - 1.5%
600,000	A-1+	Missouri State HEFA, Educational Facilities Revenue, Rockhurst University, LOC-Bank of America NA, 3.180%, 4/3/06 (f) (Cost - $600,000)	600,000

		TOTAL INVESTMENTS - 98.1% (Cost - $39,034,034#)	39,154,429
		Other Assets in Excess of Liabilities - 1.9%	746,255

		TOTAL NET ASSETS - 100.0%	$39,900,684

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Rating by Fitch Ratings Service.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 and 14 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PSFG	— Permanent School Fund Guaranty
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

Summary of Investments by Industry and Pre-Refunded Securities *

General Obligation	24.1%
Transportation	21.9
Education	11.8
Public Facilities	10.9
Pre-Refunded	7.8
Hospitals	7.4
Utilities	4.8
Industrial Development	3.4
Water & Sewer	2.8
Tax Allocation	2.7
Escrowed to Maturity	2.1
Housing: Single-Family	0.2
Finance	0.1

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 94.5%
General Obligation - 16.8%
$150,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	$160,722
1,000,000	AAA	Glendale, CA, USD, Series C, FSA-Insured, 5.750% due 9/1/13	1,075,150
215,000	AAA	Walnut Valley, CA, USD, Refunding Bonds, FSA-Insured, 5.250% due 8/1/18	234,331

		Total General Obligation	1,470,203

Housing: Multi-Family - 11.8%
1,000,000	AAA	California Housing Finance Agency Revenue, MFH III, Series A, MBIA-Insured, 5.850% due 8/1/17 (a)	1,028,340

Housing: Single-Family - 1.4%
120,000	AA-	California Housing Finance Agency Revenue, Single Family Mortgage Purpose Program, Series A-2, Class III, 4.800% due 8/1/12 (a)	120,692

Miscellaneous - 5.6%
200,000	AAA	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Refunding Bonds, Series A, FGIC-Insured, LOC-Government Bank for Puerto Rico (Expires 4/12/12), 5.250% due 8/1/31 (b)	214,468
250,000	AA	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, Series A, 6.000% due 12/1/14	273,780

		Total Miscellaneous	488,248

Transportation - 26.0%
2,000,000	AAA	Intermodal Container Transfer Facility Joint Powers Authority Revenue, Refunding Bonds, Series A, AMBAC-Insured, 5.750% due 11/1/14	2,267,340

Water & Sewer - 32.9%
1,000,000	AAA	Fresno, CA, Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14	1,157,680
1,500,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	1,721,370

		Total Water & Sewer	2,879,050

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $7,767,196)	8,253,873

SHORT-TERM INVESTMENT - 3.4%
Hospitals - 3.4%
300,000	A-1+	California Health Facilities Finance Authority, Revenue, Sutter/CHS, Series B, AMBAC-Insured, SPA-KBC Bank, 3.070%, 4/3/06 (c) (Cost - $300,000)	300,000

		TOTAL INVESTMENTS - 97.9% (Cost - $8,067,196#)	8,553,873
		Other Assets in Excess of Liabilities - 2.1%	185,772

		TOTAL NET ASSETS - 100.0%	$8,739,645

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 and 14 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
IBC	— Insured Bond Certificates
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
SPA	— Standby Bond Purchase Agreement
USD	— Unified School District

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 91.1%
Education - 23.8%
		New York State Dormitory Authority Revenue:
$3,000,000	AAA	City University of New York, Consolidated Second General Resolution, Series A, AMBAC-Insured, 5.750% due 7/1/18	$3,405,600
		New York University, Series A, MBIA-Insured:
1,000,000	AAA	5.750% due 7/1/15	1,130,690
6,300,000	AAA	5.750% due 7/1/27	7,455,672
1,500,000	AAA	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,648,710
		State University:
1,070,000	AAA	Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,224,187
2,030,000	AA-	Educational Facilities, Series B, 5.250% due 5/15/13	2,183,021
		New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, Series C:
1,000,000	A+	5.500% due 6/1/16	1,079,570
1,700,000	A+	5.250% due 12/1/21	1,800,623
1,640,000	Aaa(a)	Schenectady, NY, Industrial Development Agency, Civic Facility Revenue, Union College Project, Series A, AMBAC-Insured, 5.500% due 7/1/16	1,766,395

		Total Education	21,694,468

Escrowed to Maturity (b) - 6.3%
		Metropolitan Transportation Authority, New York Services Contract, Transportation Facilities, Series O:
3,000,000	AAA	5.750% due 7/1/13	3,247,830
1,000,000	AAA	MBIA/IBC Insured, 5.500% due 7/1/17	1,119,160
1,335,000	AAA	New York State Housing Finance Agency, State University Construction, Series A, 7.900% due 11/1/06	1,353,223

		Total Escrowed to Maturity	5,720,213

General Obligation - 8.6%
2,100,000	Aaa(a)	Erie County, NY, Public Improvement, Series A, FGIC-Insured, 5.000% due 9/1/15	2,222,430
		New York City, NY:
1,000,000	A+	Series B, 5.625% due 12/1/13	1,085,150
1,260,000	A+	Unrefunded Balance, GO, Series B, 5.750% due 8/1/14	1,361,959
1,600,000	A+	New York City, NY, GO, Series A, 5.750% due 8/1/16	1,749,344
1,250,000	AAA	Puerto Rico Commonwealth, Refunding, Public Improvement, Series A, MBIA-Insured, 5.500% due 7/1/16	1,392,825

		Total General Obligation	7,811,708

Hospitals - 5.3%
		New York State Dormitory Authority Revenue:
2,000,000	AAA	Mental Health Services Facilities Improvement, Series D, FGIC-Insured, 5.000% due 2/15/23	2,091,640
2,500,000	AAA	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,773,625

		Total Hospitals	4,865,265

Housing: Multi-Family - 1.9%
1,645,000	AA	New York City Housing Development Corp., MFH Revenue, Series E, SONYMA-Insured, 6.100% due 11/1/19	1,733,238

Housing: Single-Family - 3.6%
3,200,000	Aa1(a)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 71, 5.350% due 10/1/18 (c)	3,293,632

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS (continued)
Lease - 4.5%
$3,500,000	AAA	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due 5/15/28	$4,067,805

Pre-Refunded (d) - 4.9%
1,190,000	A+	New York City, NY, GO, Series B, Call 8/1/10 @ 101, 5.750% due 8/1/14	1,296,207
580,000	AAA	New York City, NY, TFA Revenue, Future Tax Secured, Series A, Call 2/15/01 @ 101, 5.750% due 2/15/14	629,167
1,500,000	A+	New York State Dormitory Authority Revenue, Court Facilities, Series A, Call 5/15/13 @ 100, 5.500% due 5/15/17	1,647,735
785,000	AAA	New York State Thruway Authority, Highway and Bridge Transportation Fund, Series C, AMBAC-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/15	855,438

		Total Pre-Refunded	4,428,547

Sales Tax - 17.6%
		New York City, NY, TFA Revenue:
1,155,000	AAA	Future Tax Secured, Series B, 5.375% due 2/1/15	1,245,552
1,685,000	AAA	Series A, 5.500% due 11/15/17	1,834,561
175,000	AAA	Unrefunded, Future Tax, Series A, 5.750% due 2/15/16	188,587
		New York State Local Assistance Corp., Refunded:
3,000,000	AAA	Series C, 5.500% due 4/1/17	3,307,080
2,255,000	AAA	Series E, 6.000% due 4/1/14	2,518,339
		Sales Tax Asset Receivables Corp. NY, Series A, MBIA-Insured:
2,500,000	AAA	5.250% due 10/15/18	2,716,350
4,000,000	AAA	5.000% due 10/15/21	4,242,040

		Total Sales Tax	16,052,509

Tax Allocation - 1.3%
1,090,000	Aa3(a)	34th Street Partnership Inc., New York, Refunding, Capital Improvement, 5.000% due 1/1/16	1,139,998

Transportation - 11.5%
2,500,000	AAA	Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,738,650
		New York State Thruway Authority:
215,000	AAA	Highway and Bridge Transportation Fund Unrefunded Balance, Series C, AMBAC-Insured, 5.500% due 4/1/15	233,574
1,100,000	AA-	Service Contract Revenue, Local Highway and Bridge, 5.500% due 4/1/14	1,190,134
4,575,000	AA-	Unrefunded Balance, Series E, 5.250% due 1/1/13	4,732,883
1,500,000	AAA	Puerto Rico Commonwealth, Highway & Transportation Authority, Highway Revenue, Series G, FGIC-Insured, 5.250% due 7/1/16	1,618,695

		Total Transportation	10,513,936

Utilities - 1.8%
1,500,000	AAA	Long Island Power Authority, New York Electric System Revenue, Series C, MBIA/IBC-Insured, 5.500% due 9/1/21	1,638,900

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $80,868,283)	82,960,219

SHORT-TERM INVESTMENTS(e) - 3.3%
Finance - 0.7%
600,000	A-1+	New York City, NY, TFA Revenue, NYC Recovery, Series 1, Subordinated Series 1-D, LIQ-Landesbank Hessen, 3.180%, 4/3/06	600,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS (e) (continued)
Hospitals - 1.0%
$900,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia Credit Local, 3.170%, 4/6/06	$900,000

Housing: Multi-Family - 1.6%
1,500,000	VMIG1(a)	New York State Housing Finance Agency Revenue, 1500 Lexington Associates LLC, Series A, Remarketed 4/15/04, LIQ-FNMA, 3.210%, 4/5/06 (c)	1,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,000,000)	3,000,000

		TOTAL INVESTMENTS - 94.4% (Cost - $83,868,283#)	85,960,219
		Other Assets in Excess of Liabilities - 5.6%	5,124,971

		TOTAL NET ASSETS - 100.0%	$91,085,190

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 and 14 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
IBC	— Insured Bond Certificates
LIQ	— Liquidity Facility
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.0%
4,125	BorgWarner Inc.	$247,665

Diversified Consumer Services - 1.1%
6,100	Education Management Corp.*	253,760

Hotels, Restaurants & Leisure - 5.5%
2,280	GTECH Holdings Corp.	77,634
5,525	Landry’s Restaurants Inc.	195,198
11,805	Outback Steakhouse Inc. (a)	519,420
6,825	Station Casinos Inc.	541,700

	Total Hotels, Restaurants & Leisure	1,333,952

Household Durables - 1.6%
1,933	Mohawk Industries Inc.*	156,032
3,500	Ryland Group Inc.	242,900

	Total Household Durables	398,932

Media - 1.9%
6,300	Lamar Advertising Co., Class A Shares*	331,506
180	Washington Post Co., Class B Shares	139,815

	Total Media	471,321

Multiline Retail - 0.7%
8,675	Saks Inc.*	167,428

Specialty Retail - 4.3%
16,950	AnnTaylor Stores Corp.*	623,590
5,900	Chico’s FAS Inc.*	239,776
4,650	O’Reilly Automotive Inc.*	170,004

	Total Specialty Retail	1,033,370

	TOTAL CONSUMER DISCRETIONARY	3,906,428

CONSUMER STAPLES - 4.6%
Food Products - 2.0%
10,860	Hormel Foods Corp.	367,068
3,350	J.M. Smucker Co.	132,995

	Total Food Products	500,063

Household Products - 2.0%
13,200	Church & Dwight Co. Inc.	487,344

Personal Products - 0.6%
3,725	Chattem Inc.*	140,246

	TOTAL CONSUMER STAPLES	1,127,653

ENERGY - 11.0%
Energy Equipment & Services - 7.0%
10,500	Core Laboratories NV*	499,275
12,600	Patterson-UTI Energy Inc.	402,696
9,800	Rowan Cos. Inc.	430,808
6,400	Smith International Inc.	249,344
2,756	Weatherford International Ltd.*	126,087

	Total Energy Equipment & Services	1,708,210

Oil, Gas & Consumable Fuels - 4.0%
6,800	Murphy Oil Corp.	338,776
6,600	Precision Drilling Trust	213,444
12,600	Southwestern Energy Co.*	405,594

	Total Oil, Gas & Consumable Fuels	957,814

	TOTAL ENERGY	2,666,024

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
FINANCIALS - 12.6%
Commercial Banks - 3.3%
2,025	City National Corp.	$155,500
3,624	Commerce Bancshares Inc.	187,252
6,085	Compass Bancshares Inc.	307,962
6,406	CVB Financial Corp.	109,542
881	Toronto-Dominion Bank	49,072

	Total Commercial Banks	809,328

Insurance - 7.3%
15,000	Assurant Inc.	738,750
4,600	Max Re Capital Ltd.	109,480
10,125	Philadelphia Consolidated Holding Corp.*	345,668
5,200	Platinum Underwriters Holdings Ltd.	151,320
7,225	Scottish Re Group Ltd.	179,252
2,700	StanCorp Financial Group Inc.	146,097
180	White Mountains Insurance Group Ltd.	107,010

	Total Insurance	1,777,577

Real Estate - 2.0%
1,656	Brandywine Realty Trust	52,595
4,750	Developers Diversified Realty Corp.	260,062
3,550	Mack-Cali Realty Corp.	170,400

	Total Real Estate	483,057

	TOTAL FINANCIALS	3,069,962

HEALTH CARE - 14.0%
Biotechnology - 2.8%
7,100	Nektar Therapeutics*	144,698
16,150	PDL BioPharma Inc.*	529,720

	Total Biotechnology	674,418

Health Care Equipment & Supplies - 7.3%
1,450	C.R. Bard Inc.	98,325
4,650	DENTSPLY International Inc.	270,397
16,000	DJ Orthopedics Inc.*	636,160
5,475	Edwards Lifesciences Corp.*	238,163
9,800	Respironics Inc.*	381,318
6,275	STERIS Corp.	154,867

	Total Health Care Equipment & Supplies	1,779,230

Health Care Providers & Services - 0.7%
3,550	Apria Healthcare Group Inc.*	81,579
2,800	Community Health Systems Inc.*	101,220

	Total Health Care Providers & Services	182,799

Pharmaceuticals - 3.2%
3,128	Barr Pharmaceuticals Inc.*	197,001
10,525	Medicis Pharmaceutical Corp., Class A Shares	343,115
4,700	Sepracor Inc.*	229,407

	Total Pharmaceuticals	769,523

	TOTAL HEALTH CARE	3,405,970

INDUSTRIALS - 16.4%
Aerospace & Defense - 1.1%
3,508	Alliant Techsystems Inc.*	270,712

Airlines - 1.1%
23,812	JetBlue Airways Corp.*	255,265

Commercial Services & Supplies - 4.8%
4,325	ARAMARK Corp., Class B Shares	127,761
2,325	ChoicePoint Inc.*	104,044

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Services & Supplies (continued)
1,650	HNI Corp.	$97,350
6,625	Manpower Inc.	378,817
3,000	R.R. Donnelley & Sons Co.	98,160
9,400	Robert Half International Inc.	362,934

	Total Commercial Services & Supplies	1,169,066

Construction & Engineering - 2.0%
10,100	Granite Construction Inc.	491,668

Industrial Conglomerates - 2.4%
7,245	Carlisle Cos. Inc.	592,641

Machinery - 3.8%
5,575	Actuant Corp., Class A Shares	341,301
4,500	Oshkosh Truck Corp.	280,080
9,000	Timken Co.	290,430

	Total Machinery	911,811

Road & Rail - 1.2%
15,475	Werner Enterprises Inc.	284,276

	TOTAL INDUSTRIALS	3,975,439

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.3%
10,400	ADC Telecommunications Inc.*	266,136
1,525	Plantronics Inc.	54,031

	Total Communications Equipment	320,167

Electronic Equipment & Instruments - 1.9%
12,700	Aeroflex Inc.*	174,371
5,225	Amphenol Corp., Class A Shares	272,640

	Total Electronic Equipment & Instruments	447,011

Internet Software & Services - 1.0%
8,700	SINA Corp.*	242,730

IT Services - 2.8%
11,900	DST Systems Inc.*	689,486

Semiconductors & Semiconductor Equipment - 3.0%
3,400	Lam Research Corp.*	146,200
17,050	LSI Logic Corp.*	197,098
7,525	National Semiconductor Corp.	209,496
7,000	Novellus Systems Inc.*	168,000

	Total Semiconductors & Semiconductor Equipment	720,794

Software - 3.1%
6,120	Parametric Technology Corp.*	99,940
7,150	Quest Software Inc.*	119,405
63,560	TIBCO Software Inc.*	531,361

	Total Software	750,706

	TOTAL INFORMATION TECHNOLOGY	3,170,894

MATERIALS - 4.6%
Chemicals - 2.1%
3,450	FMC Corp.*	213,831
7,125	Lubrizol Corp.	305,307

	Total Chemicals	519,138

Construction Materials - 1.5%
5,290	Rinker Group Ltd., ADR	372,310

Containers & Packaging - 1.0%
4,225	AptarGroup Inc.	233,431

	TOTAL MATERIALS	1,124,879

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
2,325	Telephone & Data Systems Inc.	$91,698
2,325	Telephone & Data Systems Inc., Special Shares	87,769

	TOTAL TELECOMMUNICATION SERVICES	179,467

UTILITIES - 1.6%
Multi-Utilities - 1.6%
8,100	Sempra Energy	376,326

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $15,326,768)	23,003,042

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 5.3%
$1,000,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $1,000,400; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $1,024,440)	1,000,000
286,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity - $286,114; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $291,720)	286,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,286,000)	1,286,000

	TOTAL INVESTMENTS - 100.0% (Cost - $16,612,768#)	24,289,042
	Liabilities in Excess of Other Assets - 0.0%	(705)

	TOTAL NET ASSETS - 100.0%	$24,288,337

*	Non-income producing security.

(a)	Effective April 26, 2006, the company’s name changed to “OSI Restaurant Partners Inc.”.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,CCCand CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”) and Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) each are a separate non-diversified series of the Salomon Funds Trust (the “Trust”). Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund Concentration. Since California Tax Free Bond Fund and New York Tax Free Bond Fund invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California and New York, respectively.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
National Tax Free Bond Fund	$364,111	$(243,716)	$120,395
California Tax Free Bond Fund	499,879	(13,202)	486,677
New York Tax Free Bond Fund	2,776,553	(684,617)	2,091,936
Mid Cap Fund	7,794,077	(117,803)	7,676,274

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Funds Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 26, 2006